Note 16 - Income Taxes (Tables)	12 Months Ended
Jan. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	January 31, 2015	January 31, 2014	January 31, 2013

Canada	14,489	6,922	14,908
United States	6,300	7,841	1,529
Other countries	1,032	(1,030)	784
	21,821	13,733	17,221

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	January 31, 2015	January 31, 2014	January 31, 2013
Current income tax expense
Canada	568	61	478
United States	1,060	605	446
Other countries	1,156	1,102	1,154
	2,784	1,768	2,078
Deferred income tax expense (recovery)
Canada	3,741	3,827	5,177
United States	2,144	2,804	(833)
Other countries	(1,907)	(4,278)	(5,197)
	3,978	2,353	(853)
	6,762	4,121	1,225

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	January 31, 2015	January 31, 2014
Assets
Accruals not currently deductible	4,238	4,312
Accumulated net operating losses	22,617	27,486
Corporate minimum taxes	1,710	1,535
Difference between tax and accounting basis of capital assets	7,031	9,005
Writedown of assets not currently deductible	-	1,003
Research and development and other tax credits and expenses	2,792	5,091
Other timing differences	1,508	76
Total deferred income tax assets	39,896	48,508
Liabilities
Difference between tax and accounting basis of intangible assets	(9,232)	(12,975)
Uncertain tax positions incurred in loss years	(530)	(727)
Total deferred income tax liabilities	(9,762)	(13,702)
Net deferred income taxes	30,134	34,806
Valuation allowance	(14,681)	(15,492)
Net deferred income taxes, net of valuation allowance	15,453	19,314

Deferred income tax assets – current	8,572	13,508
Deferred income tax assets – non-current	16,510	19,628
Deferred income tax liabilities – non-current	(9,629)	(13,822)
Net deferred income taxes, net of valuation allowance	15,453	19,314

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	January 31, 2015	January 31, 2014	January 31, 2013
Net income before taxes	21,821	13,733	17,221

Combined basic Canadian statutory rates	26.5%	26.5%	26.5%

Income tax expense based on the above rates	5,783	3,639	4,564
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangibles	800	1,078	562
Effect of differences between Canadian and foreign tax rates	1,007	663	165
Effect of rate changes on current year timing differences	-	321	(156)
Adjustments in respect to income tax of previous periods	9	355	(503)
Increases (decrease) in tax reserves	(41)	239	565
Valuation allowance	(1,195)	(2,707)	(4,070)
Stock compensation	86	481	102
Other	313	52	(4)
Income tax expense	6,762	4,121	1,225

Summary of Operating Loss Carryforwards [Table Text Block]
Expiry year	Canada	United States	EMEA	Asia Pacific	Total
2016	-	-	666	342	1,008
2017	-	-	-	173	173
2018	-	575	298	-	873
2019	-	2,957	476	-	3,433
2020		-	203	37	240
Thereafter	256	5,553	75,215	7,732	88,756
	256	9,085	76,858	8,284	94,483

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	January 31, 2015	January 31, 2014	January 31, 2013
Liability, beginning of year	6,211	5,639	4,857
Gross increases – current period	825	981	1,389
Lapsing of statutes of limitations	(1,315)	(409)	(607)
Liability, end of year	5,721	6,211	5,639